Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 20, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco India ETF
Prospectus [Line Items]
Average Annual Return, Percent			1.72%	8.90%	9.19%
Performance Inception Date		Mar. 05, 2008
Invesco India ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.06%	7.01%	7.59%
Invesco India ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.20%	6.79%	7.20%
Bloomberg India MVP Index1
Prospectus [Line Items]
Average Annual Return, Percent	[1]
FTSE India Quality and Yield Select Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.53%	12.01%
Blended - FTSE India Quality and Yield Select Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		3.53%	12.01%	11.74%
MSCI India Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.62%	9.88%	9.70%

[1]	Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from FTSE India Quality and Yield Select Index to Bloomberg India MVP Index. Prior to its commencement date of December 16, 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund’s performance would have been different.
[2]	Performance information is not available for periods prior to the FTSE India Quality and Yield Select Index's commencement date of March 18, 2019.
[3]	The Blended - FTSE India Quality and Yield Select Index reflects the performance of the Indus India Index (reflects no deduction for fees, expenses or taxes), the Fund’s previous underlying index, prior to June 22, 2019, and the FTSE India Quality and Yield Select Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) thereafter.